Basis of Preparation (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (2,587,062)	$ (3,842,384)	$ (5,119,146)	$ (2,744,792)
Net cash used in operating activities	(1,633,774)	$ (3,898,086)	(4,307,486)	$ (1,574,163)
Working capital	$ (900,000)		$ 900,000
Reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split